Summary Prospectus	August 28, 2013

Invesco Dividend Income Fund (formerly known as Invesco Utilities Fund)

Class: A (IAUTX), B (IBUTX), C (IUTCX), Investor (FSTUX), Y (IAUYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated August 28, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is current income and long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y	Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y	Investor

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None	0.25

Other Expenses	0.34	0.34	0.34	0.34	0.34

Total Annual Fund Operating Expenses	1.34	2.09	2.09	1.09	1.34

Fee Waiver and/or Expense Reimbursement[1]	0.24	0.24	0.24	0.24	0.24

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10	1.85	1.85	0.85	1.10

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least August 31, 2014 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.10%, 1.85%, 1.85%, 0.85% and 1.10%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$656	$929	$1,222	$2,054

Class B	$688	$932	$1,302	$2,210

Class C	$288	$632	$1,102	$2,402

Class Y	$87	$323	$578	$1,307

Investor Class	$112	$401	$711	$1,592

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$656	$929	$1,222	$2,054

Class B	$188	$632	$1,102	$2,210

Class C	$188	$632	$1,102	$2,402

Class Y	$87	$323	$578	$1,307

Investor Class	$112	$401	$711	$1,592

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in securities of issuers of

1        Invesco Dividend Income Fund

I-DIVI-SUMPRO-1

all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

In selecting investments, the portfolio managers seek to deliver the value of dividend investing by identifying above-market yielding stocks, emphasizing firms with the financial strength to offer consistent and defensible (i.e., sustainable) dividends. The portfolio managers’ process also emphasizes long-term capital appreciation. Through fundamental research, the management team measures the strength and sustainability of a company’s dividend by analyzing the potential for free cash flow (a company’s excess cash over its operating expenses) over a 2-3 year targeted holding period. The portfolio managers construct a portfolio that they believe provides the ability to earn income and build capital over the long-term. The portfolio managers also believe that investing in above market yielding stocks with defensible dividends may help the Fund preserve assets during down markets. Portfolio risk is managed utilizing careful stock selection, maintaining exposure to multiple sectors and employing a rigorous buy-and-sell discipline.

The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Investor Class shares year-to-date (ended June 28, 2013): 11.50%
Best Quarter (ended June 30, 2003): 14.80%
Worst Quarter (ended September 30, 2008): -20.30%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Investor Class shares: Inception (6/2/1986)
Return Before Taxes	3.43%	-0.46%	9.73%
Return After Taxes on Distributions	3.02	-0.84	9.33
Return After Taxes on Distributions and Sale of Fund Shares	2.77	-0.44	8.59

Class A shares: Inception (3/28/2002)	-2.27	-1.58	9.08

Class B shares: Inception (3/28/2002)	-2.34	-1.57	9.06

Class C shares: Inception (2/14/2000)	1.65	-1.20	8.87

Class Y shares[1]: Inception (10/3/2008)	3.69	-0.25	9.84

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	7.10

Dow Jones U.S. Select Dividendtm Index (reflects no deduction for fees, expenses or taxes)[2]	10.84	2.49	7.42

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[2]	17.51	0.59	7.38

S&P 500® Utilities Sector Total Return Index (reflects no deduction for fees, expenses or taxes)[2]	1.29	0.36	10.43

Lipper Equity Income Funds Index[3]	13.70	1.27	6.93

Lipper Utility Funds Index[3]	8.04	1.23	10.60

1	Class Y shares’ performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares’ performance reflects any applicable fee waiver and/or expense reimbursement.
2	The Fund has elected to use the Dow Jones U.S. Select Dividendtm Index and Russell 1000 Value Index to represent its style specific benchmarks rather than the S&P 500® Utilities Sector Total Return Index because the Dow Jones U.S. Select Dividendtm Index and Russell 1000 Value Index more closely reflect the performance of the types of securities in which the Fund invests.
3	The Fund has elected to use the Lipper Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Utility Funds Index because the Lipper Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Meggan Walsh	Portfolio Manager (lead)	2009

Robert Botard	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

2        Invesco Dividend Income Fund

New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Dividend Income Fund

invesco.com/us  I-DIVI-SUMPRO-1

Summary Prospectus	August 28, 2013

Invesco Dividend Income Fund (formerly known as Invesco Utilities Fund)

Class: R5 (FSIUX), R6 (IFUTX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated August 28, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is current income and long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	0.13	0.11

Total Annual Fund Operating Expenses[1]	0.88	0.86

Fee Waiver and/or Expense Reimbursement[2]	0.03	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85	0.85

1	“Other Expenses” and “Total Annual Fund Operating Expenses” for Class R6 shares are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least August 31, 2014 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.85% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$87	$278	$485	$1,082

Class R6	$87	$273	$476	$1,060

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

In selecting investments, the portfolio managers seek to deliver the value of dividend investing by identifying above-market yielding stocks, emphasizing firms with the financial strength to offer consistent and defensible (i.e., sustainable) dividends. The portfolio managers’ process also emphasizes long-term capital appreciation. Through fundamental research, the management team measures the strength and sustainability of a company’s dividend by analyzing the potential for free cash flow (a company’s excess cash over its operating expenses) over a 2-3 year targeted holding period. The portfolio managers construct a portfolio that they believe provides the ability to earn income and build capital over the long-term. The portfolio managers also believe that investing in above market yielding stocks with defensible dividends may help the Fund preserve assets during down markets. Portfolio risk is managed utilizing careful stock selection, maintaining exposure to multiple sectors and employing a rigorous buy-and-sell discipline.

The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the

1        Invesco Dividend Income Fund

I-DIVI-SUMPRO-2

capital structure; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class R5 shares year-to-date (ended June 28, 2013): 11.66%
Best Quarter (ended June 30, 2009): 12.21%
Worst Quarter (ended September 30, 2008): -20.22%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10	Since
	Year	Years	Years	Inception

Class R5 shares: Inception (10/25/2005)
Return Before Taxes	3.85%	0.04%	—%	6.28%
Return After Taxes on Distributions	3.37	-0.41	—	5.84
Return After Taxes on Distributions and Sale of Fund Shares	3.14	-0.03	—	5.41

Class R6 shares[1]: Inception (9/24/2012)	3.54	-0.44	9.74	—

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 10/31/2005)	16.00	1.66	—	4.56

Dow Jones U.S. Select Dividendtm Index (reflects no deduction for fees, expenses or taxes) (from 10/31/2005)[2]	10.84	2.49	—	3.66

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) (from 10/31/2005)[2]	17.51	0.59	—	3.79

S&P 500® Utilities Sector Total Return Index (reflects no deduction for fees, expenses or taxes) (from 10/31/2005)[2]	1.29	0.36	—	5.66

Lipper Equity Income Funds Index (from 10/31/2005)[3]	13.70	1.27	—	4.20

Lipper Utility Funds Index (from 10/31/2005)[3]	8.04	1.23	—	6.84

1	Class R6 shares’ performance shown prior to the inception date is that of Investor Class shares, and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares’ performance reflects any applicable fee waiver and/or expense reimbursements. The inception date of the Fund’s Investor Class shares is June 2, 1986.
2	The Fund has elected to use the Dow Jones U.S. Select Dividendtm Index and Russell 1000 Value Index to represent its style specific benchmarks rather than the S&P 500® Utilities Sector Total Return Index because the Dow Jones U.S. Select Dividendtm Index and Russell 1000 Value Index more closely reflect the performance of the types of securities in which the Fund invests.
3	The Fund has elected to use the Lipper Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Utility Funds Index because the Lipper Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Meggan Walsh	Portfolio Manager (lead)	2009

Robert Botard	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the

2        Invesco Dividend Income Fund

aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Dividend Income Fund

invesco.com/us  I-DIVI-SUMPRO-2